Shareholder Report, Average Annual Return (Details) 195653_Kurv Silver Enhanced Income ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026
Kurv Silver Enhanced Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv Silver Enhanced Income ETF NAV
Average Annual Return, Percent	54.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	14.70%